SHARE-BASED COMPENSATION (Details Narrative) - USD ($)						6 Months Ended
	Dec. 18, 2025	May 22, 2025	Apr. 28, 2025	Sep. 25, 2024	Aug. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Aug. 30, 2025	Jun. 05, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares issued for services, shares		3,750,000		1,300,000
Shares issued for professional services				$ 85,800		$ 800,000	$ 85,800
Share price				$ 0.066		$ 0.066
Shares based payment expenses						$ 85,800
Terms of employment agreement					Subsequent annual grants of 100,000 ordinary shares are scheduled to be awarded on January 1 of each year during the employment period, subject to continued employment.
Chief Executive Officer [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares based payment expenses						275,786
Service Agreements [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares based payment expenses						800,000
Common Stock [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares issued for services, shares							1,300,000
Shares issued for professional services							$ 1,300
Price per share		$ 4.00							$ 4.00
Common Stock [Member] | Chief Executive Officer [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares issued for services, shares					100,000
Price per share								$ 4.00
Common Stock [Member] | Service Agreements [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares issued for services, shares			200,000
Price per share			$ 4.00
Common Stock [Member] | Service Agreements [Member] | Subsequent Event [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares issued for services, shares	350,000